UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/15_

Item 1. Schedule of Investments.

Templeton China World Fund

Statement of Investments, November 30, 2015 (unaudited)

	Country	Shares	Value
Common Stocks 100.1%
Automobiles 8.7%
Chongqing Changan Automobile Co. Ltd., B	China	3,336,157	$6,454,746
Dongfeng Motor Group Co. Ltd., H	China	11,377,478	15,585,184
Jiangling Motors Corp. Ltd., B	China	3,502,646	11,543,262
			33,583,192
Banks 10.3%
Bank of China Ltd., H	China	8,809,800	3,931,729
BOC Hong Kong (Holdings) Ltd.	Hong Kong	2,070,000	6,394,657
China Construction Bank Corp., H	China	28,272,926	19,437,454
Industrial and Commercial Bank of China Ltd., H	China	16,421,725	9,976,567
			39,740,407
Beverages 1.2%
Kweichow Moutai Co. Ltd., A	China	14,600	486,526
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,404,299	4,263,904
			4,750,430
Chemicals 0.5%
Green Seal Holding Ltd.	China	489,000	1,873,075
Construction Materials 2.2%
Asia Cement China Holdings Corp.	China	12,893,271	3,542,290
BBMG Corp., H	China	3,531,000	2,309,123
Huaxin Cement Co. Ltd., B	China	3,919,226	2,778,732
			8,630,145
Distributors 1.8%
Dah Chong Hong Holdings Ltd.	China	13,990,563	7,037,870
Diversified Telecommunication Services 0.2%
China Unicom (Hong Kong) Ltd.	China	560,168	695,803
Electric Utilities 3.0%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	1,304,548	11,400,156
Electronic Equipment, Instruments & Components 1.4%
Simplo Technology Co. Ltd.	Taiwan	761,948	2,615,048
Synnex Technology International Corp.	Taiwan	2,781,094	2,697,278
			5,312,326
Food & Staples Retailing 8.9%
Beijing Jingkelong Co. Ltd., H	China	4,271,471	1,101,917
Dairy Farm International Holdings Ltd.	Hong Kong	4,356,476	26,269,550
President Chain Store Corp.	Taiwan	1,092,059	6,994,050
			34,365,517
Food Products 4.1%
Tingyi (Cayman Islands) Holding Corp.	China	786,000	1,135,487
Uni-President China Holdings Ltd.	China	14,905,280	12,304,431
Uni-President Enterprises Corp.	Taiwan	1,477,394	2,435,650
			15,875,568
Gas Utilities 1.7%
ENN Energy Holdings Ltd.	China	1,301,300	6,638,429
Health Care Providers & Services 1.0%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	1,851,300	4,040,346
Independent Power & Renewable Electricity Producers 0.5%
Huaneng Renewables Corp. Ltd., H	China	5,932,000	1,759,829
Industrial Conglomerates 3.8%
CK Hutchison Holdings Ltd.	Hong Kong	278,690	3,645,027
Hopewell Holdings Ltd.	Hong Kong	3,113,500	10,983,674

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton China World Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
Shanghai Industrial Holdings Ltd.	China	44,253	116,443
			14,745,144
Insurance 3.2%
AIA Group Ltd.	Hong Kong	2,047,500	12,254,153
Internet & Catalog Retail 0.2%
[a]JD.com Inc., ADR	China	30,937	949,147
Internet Software & Services 9.4%
[a]Alibaba Group Holding Ltd., ADR	China	16,880	1,419,271
[a]Baidu Inc., ADR	China	72,290	15,757,051
Tencent Holdings Ltd.	China	949,500	18,946,400
			36,122,722
IT Services 2.1%
[a]Chinasoft International Ltd.	China	974,000	448,506
TravelSky Technology Ltd., H	China	4,633,941	7,830,026
			8,278,532
Machinery 0.3%
[b]Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	2,956,020	1,143,853
Marine 2.4%
[a,c]China Shipping Container Lines Co. Ltd., H	China	4,143,000	1,428,574
[c]China Shipping Development Co. Ltd., H	China	9,938,000	6,111,925
Sinotrans Shipping Ltd.	China	9,732,000	1,908,038
			9,448,537
Media 0.2%
Poly Culture Group Corp. Ltd., H	China	367,600	826,920
Oil, Gas & Consumable Fuels 8.0%
China Petroleum and Chemical Corp., H	China	36,235,413	21,967,088
CNOOC Ltd.	China	3,181,000	3,520,403
PetroChina Co. Ltd., H	China	7,534,403	5,354,783
			30,842,274
Paper & Forest Products 2.9%
Nine Dragons Paper Holdings Ltd.	China	19,218,000	11,253,962
Pharmaceuticals 0.9%
Tong Ren Tang Technologies Co. Ltd., H	China	2,299,700	3,571,405
Real Estate Management & Development 0.5%
Cheung Kong Property Holdings Ltd.	Hong Kong	288,690	1,882,324
Semiconductors & Semiconductor Equipment 8.2%
[a]GCL-Poly Energy Holdings Ltd.	China	11,556,000	2,191,121
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	6,934,330	29,536,270
			31,727,391
Specialty Retail 0.1%
Luk Fook Holdings (International) Ltd.	Hong Kong	126,000	287,014
Textiles, Apparel & Luxury Goods 5.1%
Anta Sports Products Ltd.	China	6,485,355	19,532,690
Transportation Infrastructure 2.5%
[c]COSCO Pacific Ltd.	China	5,254,012	6,035,974
Sichuan Expressway Co. Ltd., H	China	10,682,000	3,609,901
			9,645,875
Wireless Telecommunication Services 4.8%
China Mobile Ltd.	China	1,622,770	18,482,431
Total Common Stocks (Cost $231,054,013)			386,697,467

Templeton China World Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)

Short Term Investments (Cost $662,458) 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	662,458	662,458
Total Investments (Cost $231,716,471) 100.2%			387,359,925
Other Assets, less Liabilities (0.2)%			(959,517)
Net Assets 100.0%			$386,400,408

aNon-income producing.
bA portion or all of the security is on loan at November 30, 2015.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2015, the aggregate value of these securities was $13,576,473, representing 3.51% of net assets.
dSee Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt

Templeton China World Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)

Templeton China World Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 act), as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m.

Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day.

Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$234,094,049

Unrealized appreciation	$182,308,350
Unrealized depreciation	(29,042,474)
Net unrealized appreciation (depreciation)	$153,265,876

4. CONCENTRATION OF RISK

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	1,576,042	19,000,016	(19,913,600)	662,458	$662,458	$	- $	-	0.00%

6.	FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:
Marine	$1,908,038	$-	$7,540,499	$9,448,537
Transportation Infrastructure	3,609,901	-	6,035,974	9,645,875
All other Equity Investments[a]	367,603,055	-	-	367,603,055
Short Term Investments	662,458	-	-	662,458
Total Investments in Securities	$373,783,452	$-	$13,576,473	$387,359,925

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended November 30, 2015, is as follows:

									Net Change in
									Unrealized
									Appreciation
	Balance at						Net Unrealized		(Depreciation) on
	Beginning of	Purchases	Transfers Into	Transfers Out	Cost Basis	Net Realized	Appreciation	Balance at End of	Assets Held at Period
	period	(Sales)	Level 3	of Level 3	Adjustments	Gain (Loss)	(Depreciation)	Period	End
Assets:
Investments in Securities:
Equity Investments:
Marine	$6,778,159	$-	$-	$-	$-	$-	$762,340	$7,540,499	$762,340
Transportation Infrastructure	6,115,073	-	-	-	-	-	(79,099)	6,035,974	(79,099)
Total Investments in Securities	$12,893,232	$-	$-	$-	$-	$-	$683,241	$13,576,473	$683,241

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2015, are as follows:

					Impact to Fair
	Fair Value at	Valuation			Value if Input
Description	End of Period	Technique	Unobservable Inputs	Amount	Increases [a]
Assets:
Investments in Securities
Equity Investments:
Marine	$1,428,574	Market Approach	Last Traded Price	3.11	Increase
			Market Index Adjustment	10.41%	Increase
			Beta Adjustment	1.35	Increase/Decrease[b,c]
Marine	6,111,925	Market Approach	Last Traded Price	5.49	Increase
			Market Index Adjustment	10.41%	Increase
			Beta Adjustment	1.26	Increase/Decrease[b,d]
Transportation Infrastructure	6,035,974	Market Approach	Last Traded Price	10.03	Increase
			Market Index Adjustment	10.41%	Increase
			Beta Adjustment	1.07	Increase/Decrease[b,c]
Total	$13,576,473

aRepresents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bGenerally, there are direct relationships betw een the Beta Adjustment and the Market Index Adjustment.
cRepresents a significant impact to fair value but not net assets.
dRepresents a significant impact to fair value and net assets.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11,
Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and
Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for certain transactions accounted for as a sale for interim and annual reporting periods beginning after December 15, 2014, and transactions accounted for as secured borrowings for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund

By _/s/ Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/ Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

By _/s/ Mark H. Otani

  Mark H. Otani

  Chief Financial Officer and

  Chief Accounting Officer

Date January 26, 2016